Schedule of changes in goodwill (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule Of Changes In Goodwill
Balance at 1 July
Acquired through business combinations	237,624,573
Impairment losses
Net exchange differences	(8,633,993)
Balance at 30 June	$ 228,990,580